Exhibit 99.1

World Omni Auto Receivables Trust 2013-B
Monthly Servicer Certificate
April 30, 2017

Dates Covered
Collections Period	04/01/17 - 04/30/17
Interest Accrual Period	04/17/17 - 05/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/17	119,256,314.00	13,573
Yield Supplement Overcollateralization Amount 03/31/17	1,634,115.99	0
Receivables Balance 03/31/17	120,890,429.99	13,573
Principal Payments	7,288,145.11	352
Defaulted Receivables	169,311.64	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/17	1,461,346.33	0
Pool Balance at 04/30/17	111,971,626.91	13,209

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	14.33%

Prepayment ABS Speed	1.18%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.52%
Weighted Average APR, Yield Adjusted	5.07%
Weighted Average Remaining Term	24.59

Delinquent Receivables:
Past Due 31-60 days	3,085,883.84	239
Past Due 61-90 days	745,579.42	55
Past Due 91-120 days	51,487.95	6
Past Due 121+ days	0.00	0
Total	3,882,951.21	300

Total 31+ Delinquent as % Ending Pool Balance	3.47%

Recoveries	164,003.24

Aggregate Net Losses/(Gains) - April 2017	5,308.40

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.05%
Prior Net Losses Ratio	1.38%
Second Prior Net Losses Ratio	0.96%
Third Prior Net Losses Ratio	0.84%
Four Month Average	0.81%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.63%

Flow of Funds	$ Amount

Collections	7,765,863.60
Advances	4,656.09
Investment Earnings on Cash Accounts	4,946.88
Servicing Fee	(100,742.02)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,674,724.55

Distributions of Available Funds
(1) Class A Interest	105,636.45
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,284,687.09
(7) Distribution to Certificateholders	262,028.11
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,674,724.55

Servicing Fee	100,742.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 04/17/17	111,642,135.55
Principal Paid	7,284,687.09
Note Balance @ 05/15/17	104,357,448.46

Class A-1
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-2
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-3
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-4
Note Balance @ 04/17/17	96,033,135.55
Principal Paid	7,284,687.09
Note Balance @ 05/15/17	88,748,448.46
Note Factor @ 05/15/17	80.9187502%

Class B
Note Balance @ 04/17/17	15,609,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	15,609,000.00
Note Factor @ 05/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	128,009.35
Total Principal Paid	7,284,687.09
Total Paid	7,412,696.44

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.32000%
Interest Paid	105,636.45
Principal Paid	7,284,687.09
Total Paid to A-4 Holders	7,390,323.54

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1719897
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7874968
Total Distribution Amount	9.9594865

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.9631683
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	66.4200654
Total A-4 Distribution Amount	67.3832337

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/17	24,705.22
Balance as of 04/30/17	29,361.31
Change	4,656.09

Reserve Account
Balance as of 04/17/17	1,903,544.61
Investment Earnings	963.90
Investment Earnings Paid	(963.90)
Deposit/(Withdrawal)	-
Balance as of 05/15/17	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61